ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued warranty costs
Beginning balance	$ 65,780,019	$ 58,810,186	$ 38,710,874
Warranty provision	16,587,011	12,467,698	21,939,223
Warranty costs incurred	(623,949)	(5,497,865)	(1,839,911)
Ending balance	$ 81,743,081	$ 65,780,019	$ 58,810,186